Income (loss) per share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Basic and diluted net income (loss) per share
The following table presents the calculation of basic and diluted net income (loss) per share:

	Years ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
(in thousands)				(unaudited)	(unaudited)
Numerator:
Net income (loss)	$(992)	$1,210	$(2,479)	$(1,342)	$345
Less: undistributed earnings allocated to preferred stockholders	—	(1,210)	—	—	(345)
Net income (loss) attributable to common stockholders	$(992)	—	$(2,479)	$(1,342)	$—

Denominator:
Weighted average shares used to compute basic net income (loss) per common share	2,039	2,223	3,370	3,164	12,700
Effect of potentially dilutive securities:
Employee stock options	—	623	—	—	2,622
Stock warrants	—	—	—	—	99

Weighted average shares used to compute diluted income (loss) per common share	2,039	2,846	3,370	3,164	15,421

Net income (loss) per share
Basic and diluted net income (loss) per common share	$(0.49)	$—	$(0.74)	$(0.42)	$—

Securities not included in diluted shares outstanding
For year ended 2009, 2010 and 2011, and for the six months ended June 30, 2011 and 2012 (unaudited) the following securities were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	As of December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Convertible preferred stock (on an as if converted basis)	12,899	12,899	12,916	12,916	—
Options to purchase common stock	3,244	2,913	3,808	3,311	306
Common stock subject to repurchase	1	115	169	284	0
Warrants to purchase convertible preferred stock	238	238	213	213	0
Restricted stock units	—	—	—	—	40